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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


                   Pioneer Fund VCT Portfolio Class I Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO -- CLASS I SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                                  2

  Portfolio Management Discussion                                   3

  Schedule of Investments                                           4

  Financial Statements                                              8

  Notes to Financial Statements                                    12

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                      91.50%
Depositary Receipts for International Stocks             3.60%
Temporary Cash Investments                               3.50%
International Common Stocks                              1.40%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                             16.70%
Information Technology                 15.60%
Industrials                            14.60%
Consumer Discretionary                 12.40%
Health Care                            11.00%
Consumer Staples                       10.40%
Energy                                  7.60%
Materials                               6.00%
Telecommunication Services              3.80%
Utilities                               1.90%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. ChevronTexaco Corp.                    2.91%
  2. IBM Corp.                              2.38
  3. SBC Communications, Inc.               2.04
  4. Exxon Mobil Corp.                      1.93
  5. Target Corp.                           1.86

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS

                                           6/30/03        12/31/02
Net Asset Value per Share                  $ 16.28        $ 15.28

DISTRIBUTIONS PER SHARE                   SHORT-TERM      LONG-TERM
(1/1/03 - 6/30/03)           DIVIDENDS    CAPITAL GAINS   CAPITAL GAINS
                             $ 0.090      $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the change in value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

             PIONEER FUND
             VCT PORTFOLIO*     S&P 500 INDEX
10/31/1997         $ 10,000          $ 10,000
                   $ 10,543          $ 10,643
                   $ 13,296          $ 13,686
12/31/1999         $ 15,411          $ 16,565
                   $ 15,600          $ 15,060
12/31/2001         $ 13,908          $ 13,275
                   $ 11,261          $ 10,342
 6/30/2003         $ 12,067          $ 11,552

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                    3.38%
(10/31/97)
5 Years                          0.17%
1 Year                          -4.89%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, comments on the performance of the Portfolio, as well as the economy over the past six months.

Q: PLEASE COMMENT ON THE STOCK MARKET DURING THE FIRST SIX MONTHS OF 2003 AND
   THE PERFORMANCE OF PIONEER FUND VCT PORTFOLIO.

A: The first half of 2003 saw a marked change in the direction of stock prices in the United States. After beginning the year in a state of great uncertainty, the market turned sharply upward in the middle of March. The immediate catalyst for the improvement seemed to be the apparent military success of the U.S. and British led coalition in Iraq. For several months prior to the war in Iraq, investors had been nervous about the prospect of war and unsure of its economic consequences. Relieved of that anxiety and also heartened by continued low interest rates, new Federal tax cuts and improved corporate earnings, investors flocked back to the stock market in the second quarter. Prices rose briskly from the depressed levels of earlier in the year. At the margins there was intense speculative activity in many "deep value" and "turnaround" stocks, even in some with, in our view, quite dubious prospects. A burst of merger-and-acquisition transactions also captivated investors.

   For the six months ended June 20, 2003, the S&P 500 rose by 11.76%. The performance came principally in the second quarter, when the S&P 500 went up 15.39%. By comparison, Pioneer Fund VCT Portfolio rose, on a fully reinvested basis at net asset value, by 7.16% in the six months and 13.64% in the second quarter.

Q: CAN YOU PROVIDE FURTHER DETAIL ON SECTOR PERFORMANCE FOR THE MARKET AND THE
   PORTFOLIO AND ON THE PERFORMANCE OF PARTICULAR STOCKS IN THE PORTFOLIO THAT HELPED OR HURT RESULTS?

A: The sectors with the greatest absolute performance during the period for both the Portfolio and the S&P 500 were financials and information technology. In those sectors the Portfolio posted weighted returns equal to or better than the S&P 500. While our stock selections in some cases differed from the stocks important in the Index, we managed to do quite well, especially in the financial sector. Our positions in T. Rowe Price and National City made significant contributions, and we also benefited by not owning the troubled Freddie Mac. In technology, Synopsys was a stand out for us.

   Looking across the other sectors, our areas of weakness included most notably consumer discretionary, health care and industrials. In each case, it was our choice of stocks rather than the amount of our investment in the sector that caused the problems. Sony and Eastman Kodak hurt us in consumer discretionary; owning the struggling Schering-Plough while not owning the strong performer Amgen hampered results in health care; and, in industrials, despite the exceptional performance of our holding in PACCAR, the poor return of General Dynamics and the fact that we were only lightly represented in the very strong General Electric held us back.

Q: WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE SIX MONTHS?

A: Positioning the Portfolio for the improvement in many areas of technology spending, we added six names in that sector: Electronic Data Systems, Electronic Arts, SunGard Data Systems, Symantec, Cisco Systems and Qualcomm. We continue to look for additional promising names in the information technology sector as well as in all the other sectors.

   We sold 3M at what we regarded as a full price. In a cash acquisition offer, we also sold profitably our long-held position in American Water Works. After extended disappointment with results, we sold Schlumberger, Sony, CVS, Ford Motor and General Motors. Loss of confidence in management led to our decisions to part company with DPL and Bristol-Myers Squibb. Judging that there were more attractive alternatives elsewhere, we also sold our positions in British Petroleum and Mellon Financial.

Q: WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A: We are optimistic for the rest of the year, though we have several concerns.
   The high prices of oil and natural gas may become a drag on corporate profitability as the year progresses. We are also watching the bond market closely and are wondering about the effects of rising longer-term interest rates on housing, banks and mortgage-finance companies, and insurance companies with large bond portfolios. Finally, we expect the dollar to stabilize and perhaps even strengthen somewhat against the Euro and British pound and so do not think that the boost to U.S. corporate earnings resulting from the weak dollar will persist.

   Counterbalancing the concerns are a number of intriguing developments. The new Federal income-tax cuts, including the reductions in taxes on dividends and capital gains, should prove stimulative. New regulations, including the Sarbanes-Oxley corporate responsibility provisions and the SEC proxy-voting disclosure requirements, are helping to restore investor confidence in financial markets. Recovery in Asia is in progress following the SARS epidemic. Finally, capital spending appears to be picking up as businesses feel they are at last regaining their footing and getting some traction after three very difficult years.

   The key to further market advances will of course be corporate earnings. Improvements in earnings, calendar year to date, have been fueled importantly by cost cutting, the weak dollar, the mortgage-refinancing boom and the very low interest rates. Going forward, companies must achieve real unit sales growth and also get some pricing in order to power additional growth in earnings. Will it happen? Six months from now we shall know. We do think that there is a reasonably good chance of the needed earnings growth, based on our conversations with company managements about the improving tone of their businesses. We are going to "place our bets" on that outcome, which we think is also likely assuming a normal rotation of the business cycle. Thank you for your continued support.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

     SHARES                                                             VALUE
              COMMON STOCKS - 96.5%
              ENERGY - 7.3%
              INTEGRATED OIL & GAS - 6.4%
     73,500   ChevronTexaco Corp.                             $     5,306,700
     20,290   ConocoPhillips                                        1,111,892
     98,000   Exxon Mobil Corp.                                     3,519,180
     28,800   Royal Dutch Petroleum Co.*                            1,342,656
     21,800   Shell Transport & Trading Co. (A.D.R.)                  868,730
                                                              ---------------
                                                              $    12,149,158
                                                              ---------------

              OIL & GAS DRILLING - 0.9%
     34,500   Smith International, Inc.*                      $     1,267,530
     21,100   Transocean Offshore, Inc.*                              463,567
                                                              ---------------
                                                              $     1,731,097
                                                              ---------------
              TOTAL ENERGY                                    $    13,880,255
                                                              ---------------

              MATERIALS - 5.8%
              ALUMINUM - 0.8%
     54,900   Alcoa, Inc.                                     $     1,399,950
                                                              ---------------

              COMMODITY CHEMICALS - 1.3%
     19,000   Air Products & Chemicals, Inc.                  $       790,400
      9,900   Dow Chemical Co.                                        306,504
     31,800   E.I. du Pont de Nemours and Co.                       1,324,152
                                                              ---------------
                                                              $     2,421,056
                                                              ---------------

              DIVERSIFIED CHEMICALS - 0.4%
     15,200   PPG Industries, Inc.                            $       771,248
                                                              ---------------

              DIVERSIFIED METALS & MINING - 1.9%
     28,900   Phelps Dodge Corp.*                             $     1,108,026
    134,800   Rio Tinto Plc                                         2,546,810
                                                              ---------------
                                                              $     3,654,836
                                                              ---------------

              PAPER PRODUCTS - 0.7%
     55,100   Meadwestvaco Corp.                              $     1,360,970
                                                              ---------------

              PRECIOUS METALS & MINERALS - 0.7%
     41,900   Newmont Mining Corp.                            $     1,360,074
                                                              ---------------
              TOTAL MATERIALS                                 $    10,968,134
                                                              ---------------

              CAPITAL GOODS - 7.1%
              AEROSPACE & DEFENSE - 2.3%
     19,600   Boeing Co.                                      $       672,672
     32,000   General Dynamics Corp.                                2,320,000
     28,400   Lockheed Martin Corp.                                 1,350,988
                                                              ---------------
                                                              $     4,343,660
                                                              ---------------

              ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
     15,200   Emerson Electric Co.                            $       776,720
     11,400   General Electric Co.                                    326,952
                                                              ---------------
                                                              $     1,103,672
                                                              ---------------

              INDUSTRIAL CONGLOMERATES - 2.4%
     17,000   Illinois Tool Works, Inc.                       $     1,119,450
     18,700   Johnson Controls, Inc.                                1,600,720
     25,800   United Technologies Corp.                             1,827,414
                                                              ---------------
                                                              $     4,547,584
                                                              ---------------

              INDUSTRIAL MACHINERY - 1.8%
     27,700   Caterpillar, Inc.                               $     1,541,782
     41,300   Deere & Co.                                           1,887,410
                                                              ---------------
                                                              $     3,429,192
                                                              ---------------
              TOTAL CAPITAL GOODS                             $    13,424,108
                                                              ---------------

              COMMERCIAL SERVICES & SUPPLIES - 1.6%
              EMPLOYMENT SERVICES - 0.7%
     68,600   Robert Half International, Inc.*                $     1,299,284
                                                              ---------------

              OFFICE SERVICES & SUPPLIES - 0.9%
     38,700   Canon, Inc. (A.D.R.)*                           $     1,766,655
                                                              ---------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES            $     3,065,939
                                                              ---------------

              TRANSPORTATION - 3.6%
              AIRLINES - 1.0%
    113,200   Southwest Airlines Co.                          $     1,947,040
                                                              ---------------

              RAILROADS - 2.1%
     33,100   Burlington Northern, Inc.                       $       941,364
    120,200   Norfolk Southern Corp.                                2,307,840
     13,100   Union Pacific Corp.                                     760,062
                                                              ---------------
                                                              $     4,009,266
                                                              ---------------

              TRUCKING - 0.5%
     13,900   United Parcel Service                           $       885,430
                                                              ---------------
              TOTAL TRANSPORTATION                            $     6,841,736
                                                              ---------------

              AUTOMOBILES & COMPONENTS - 0.9%
              AUTOMOBILE MANUFACTURERS - 0.9%
     25,550   PACCAR, Inc.                                    $     1,722,581
                                                              ---------------
              TOTAL AUTOMOBILES & COMPONENTS                  $     1,722,581
                                                              ---------------

              CONSUMER DURABLES & APPAREL - 0.6%
              PHOTOGRAPHIC PRODUCTS - 0.6%
     40,900   Eastman Kodak Co.                               $     1,118,615
                                                              ---------------
              TOTAL CONSUMER DURABLES & APPAREL               $     1,118,615
                                                              ---------------

              MEDIA - 6.0%
              ADVERTISING - 1.1%
     29,200   Omnicom Group                                   $     2,093,640
                                                              ---------------

              PUBLISHING - 4.9%
     14,500   Dow Jones & Co., Inc.                           $       623,935
      7,800   Elsevier NV                                              92,158
     33,200   Gannett Co.                                           2,550,092
    106,300   John Wiley & Sons, Inc.                               2,785,060
     52,100   McGraw-Hill Co., Inc.                                 3,230,200
                                                              ---------------
                                                              $     9,281,445
                                                              ---------------
              TOTAL MEDIA                                     $    11,375,085
                                                              ---------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                             VALUE
              RETAILING - 3.6%
              DEPARTMENT STORES - 0.4%
     31,400   May Department Stores Co.                       $       698,964
                                                              ---------------

              GENERAL MERCHANDISE STORES - 2.3%
     23,900   Family Dollar Stores, Inc.                      $       911,785
     89,900   Target Corp.                                          3,401,816
                                                              ---------------
                                                              $     4,313,601
                                                              ---------------

              HOME IMPROVEMENT RETAIL - 0.7%
     32,500   Lowe's Companies, Inc.                          $     1,395,875
                                                              ---------------

              SPECIALTY STORES - 0.2%
     13,400   Barnes & Noble, Inc.*                           $       308,870
                                                              ---------------
              TOTAL RETAILING                                 $     6,717,310
                                                              ---------------

              FOOD & DRUG RETAILING - 3.3%
              DRUG RETAIL - 1.5%
     92,600   Walgreen Co.                                    $     2,787,260
                                                              ---------------

              FOOD DISTRIBUTORS - 0.9%
     56,100   Sysco Corp.                                     $     1,685,244
                                                              ---------------

              HYPERMARKETS & SUPERCENTERS - 0.9%
     32,800   Wal-Mart Stores, Inc.                           $     1,760,376
                                                              ---------------
              TOTAL FOOD & DRUG RETAILING                     $     6,232,880
                                                              ---------------

              FOOD, BEVERAGE & TOBACCO - 5.0%
              PACKAGED FOODS & MEATS - 4.0%
     57,700   Campbell Soup Co.                               $     1,413,650
     18,553   Del Monte Foods Co.*                                    164,009
     30,100   General Mills, Inc.                                   1,427,041
     48,800   H.J. Heinz Co., Inc.                                  1,609,424
     18,500   Hershey Foods Corp.                                   1,288,710
     83,100   Sara Lee Corp.                                        1,563,111
                                                              ---------------
                                                              $     7,465,945
                                                              ---------------

              SOFT DRINKS - 1.0%
     43,600   PepsiCo, Inc.                                   $     1,940,200
                                                              ---------------
              TOTAL FOOD, BEVERAGE & TOBACCO                  $     9,406,145
                                                              ---------------

              HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
              HOUSEHOLD PRODUCTS - 2.7%
     44,000   Colgate-Palmolive Co.                           $     2,549,800
     29,100   Procter & Gamble Co.                                  2,595,138
                                                              ---------------
              TOTAL HOUSEHOLD & PERSONAL PRODUCTS             $     5,144,938
                                                              ---------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
              HEALTH CARE DISTRIBUTORS - 2.6%
     39,400   Abbott Laboratories                             $     1,724,144
     62,100   Johnson & Johnson Co.                                 3,210,570
                                                              ---------------
                                                              $     4,934,714
                                                              ---------------

              HEALTH CARE EQUIPMENT - 1.0%
     48,200   Becton, Dickinson & Co.                         $     1,872,570
                                                              ---------------

              MANAGED HEALTH CARE - 0.6%
     11,600   United Healthcare Group, Inc.                   $       582,900
      6,200   Wellpoint Health Networks Inc.*                         522,660
                                                              ---------------
                                                              $     1,105,560
                                                              ---------------
              TOTAL HEALTH CARE
              EQUIPMENT & SUPPLIES                            $     7,912,844
                                                              ---------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
              PHARMACEUTICALS - 6.4%
     29,400   Eli Lilly & Co.                                 $     2,027,718
     45,500   Merck & Co., Inc.                                     2,755,025
     37,600   Novartis AG (A.D.R.)                                  1,496,856
     51,100   Pfizer, Inc.                                          1,745,065
     12,500   Roche Holdings AG (A.D.R.)*                             965,234
    162,800   Schering-Plough Corp.                                 3,028,080
                                                              ---------------
              TOTAL PHARMACEUTICALS & BIOTECHNOLOGY           $    12,017,978
                                                              ---------------

              BANKS - 5.9%
              DIVERSIFIED BANKS - 1.4%
     13,900   Bank of America Corp.                           $     1,098,517
     30,300   Wells Fargo & Co.                                     1,527,120
                                                              ---------------
                                                              $     2,625,637
                                                              ---------------

              REGIONAL BANKS - 3.8%
     23,300   First Tennessee National Corp.                  $     1,023,103
     12,800   Huntington Bancshares, Inc.                             249,856
     93,700   National City Corp.                                   3,064,927
     34,900   SunTrust Banks, Inc.                                  2,070,966
     15,900   Zions Bancorporation                                    804,699
                                                              ---------------
                                                              $     7,213,551
                                                              ---------------

              THRIFTS & MORTGAGE FINANCE - 0.7%
     32,600   Washington Mutual, Inc.                         $     1,346,380
                                                              ---------------
              TOTAL BANKS                                     $    11,185,568
                                                              ---------------

              DIVERSIFIED FINANCIALS - 6.1%
              ASSET MANAGEMENT & CUSTODY BANKS - 4.0%
     77,600   The Bank of New York Co., Inc.                  $     2,231,000
     30,400   Federated Investors, Inc.                               833,568
     51,200   State Street Corp.                                    2,017,280
     67,200   T. Rowe Price Associates, Inc.                        2,536,800
                                                              ---------------
                                                              $     7,618,648
                                                              ---------------

              CONSUMER FINANCE - 0.7%
     31,400   American Express Co.                            $     1,312,834
                                                              ---------------

              INVESTMENT BANKING & BROKERAGE - 1.4%
     40,700   Merrill Lynch & Co., Inc.                       $     1,899,876
     16,400   Morgan Stanley, Dean Witter & Co.                       701,100
                                                              ---------------
                                                              $     2,600,976
                                                              ---------------
              TOTAL DIVERSIFIED FINANCIALS                    $    11,532,458
                                                              ---------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                             VALUE
              INSURANCE - 4.1%
              INSURANCE BROKERS - 1.2%
     45,400   Marsh & McLennan Co., Inc.                      $     2,318,578
                                                              ---------------

              MULTI-LINE INSURANCE - 0.9%
     30,600   American International Group, Inc.              $     1,688,508
                                                              ---------------

              PROPERTY & CASUALTY INSURANCE - 2.0%
     37,900   Chubb Corp.                                     $     2,274,000
     22,700   Safeco Corp.                                            800,856
     18,900   St. Paul Companies, Inc.                                690,039
                                                              ---------------
                                                              $     3,764,895
                                                              ---------------
              TOTAL INSURANCE                                 $     7,771,981
                                                              ---------------

              SOFTWARE & SERVICES - 6.3%
              APPLICATION SOFTWARE - 3.5%
     29,500   Adobe Systems, Inc.                             $       946,065
     33,200   BMC Software, Inc.*                                     542,156
     98,300   Microsoft Corp.                                       2,517,463
     10,700   Symantec Corp.*                                         469,302
     34,100   Synopsys, Inc.*                                       2,109,085
                                                              ---------------
                                                              $     6,584,071
                                                              ---------------

              DATA PROCESSING & OUTSOURCED SERVICES - 2.7%
     32,300   Automatic Data Processing, Inc.                 $     1,093,678
     36,000   Computer Sciences Corp.*                              1,372,320
     17,900   DST Systems, Inc.*                                      680,200
     35,100   Electronic Data Systems Corp.                           752,895
     20,950   Fiserv, Inc.*                                           746,030
     14,600   SunGard Data Systems, Inc.*                             378,286
                                                              ---------------
                                                              $     5,023,409
                                                              ---------------

              HOME ENTERTAINMENT SOFTWARE - 0.1%
      3,600   Electronic Arts, Inc.*                          $       266,364
                                                              ---------------
              TOTAL SOFTWARE & SERVICES                       $    11,873,844
                                                              ---------------

              TECHNOLOGY HARDWARE & DEVLOPMENT - 6.4%
              COMMUNICATIONS EQUIPMENT - 2.4%
     36,200   Cisco Systems, Inc.*                            $       600,558
    162,400   Motorola, Inc.                                        1,531,432
    105,500   Nokia Corp. (A.D.R.)                                  1,733,365
     17,600   Qualcomm, Inc.                                          629,200
                                                              ---------------
                                                              $     4,494,555
                                                              ---------------

              COMPUTER HARDWARE - 3.8%
     50,100   Dell Computer Corp.*                            $     1,601,196
     18,800   Diebold, Inc.                                           813,100
     52,700   IBM Corp.*                                            4,347,750
    107,200   Sun Microsystems, Inc.*                                 493,120
                                                              ---------------
                                                              $     7,255,166
                                                              ---------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
     24,800   Veeco Instruments, Inc.*                        $       422,344
                                                              ---------------
              TOTAL TECHNOLOGY
              HARDWARE & DEVELOPMENT                          $    12,172,065
                                                              ---------------

              SEMICONDUCTORS - 4.1%
              SEMICONDUCTOR EQUIPMENT - 1.5%
     98,700   Applied Materials, Inc.*                        $     1,565,382
     31,500   Novellus Systems, Inc.*                               1,153,562
                                                              ---------------
                                                              $     2,718,944
                                                              ---------------

              SEMICONDUCTORS - 2.6%
     58,500   Altera Corp.*                                   $       959,400
    104,000   Intel Corp.                                           2,161,535
    105,800   Texas Instruments, Inc.                               1,862,080
                                                              ---------------
                                                              $     4,983,015
                                                              ---------------
              TOTAL SEMICONDUCTORS                            $     7,701,959
                                                              ---------------

              TELECOMMUNICATION SERVICES - 3.7%
              INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
     15,500   Alltel Corp.                                    $       747,410
     96,000   BellSouth Corp.                                       2,556,480
    145,300   SBC Communications, Inc.                              3,712,415
                                                              ---------------
              TOTAL TELECOMMUNICATION SERVICES                $     7,016,305
                                                              ---------------

              UTILITIES - 1.8%
              ELECTRIC UTILITIES - 1.1%
     22,100   American Electric Power Co., Inc.               $       659,243
     16,000   Consolidated Edison, Inc.                               692,480
     22,400   Southern Co.                                            697,984
                                                              ---------------
                                                              $     2,049,707
                                                              ---------------

              GAS UTILITIES - 0.7%
     18,500   KeySpan Energy Corp.                            $       655,825
     25,500   Vectren Corp.                                           638,774
                                                              ---------------
                                                              $     1,294,599
                                                              ---------------
              TOTAL UTILITIES                                 $     3,344,306
                                                              ---------------
              TOTAL COMMON STOCKS
              (Cost $191,811,311)                             $   182,427,034
                                                              ===============

   The accompanying notes are an integral part of these financial statements.

  PRINCIPAL
     AMOUNT                                                             VALUE
              TEMPORARY CASH INVESTMENTS - 3.5%
              REPURCHASE AGREEMENT - 2.9%
$ 5,500,000   Bear Stearns & Co., Inc.,
              1.08%, dated 6/30/03, repurchase
              price of $5,500,000 plus accrued
              interest on 7/1/03 collateralized by
              $5,455,000 U.S. Treasury Bonds,
              3.625%, 3/31/04                                 $     5,500,000
                                                              ---------------

              SECURITY LENDING COLLATERAL - 0.6%
  1,199,885   Securities Lending Investment Fund,
              1.21%                                           $     1,199,885
                                                              ---------------
              TOTAL TEMPORARY CASH
              INVESTMENTS
              (Cost $6,699,885)                               $     6,699,885
                                                              ---------------
              TOTAL INVESTMENT IN
              SECURITIES - 100.0%
              (Cost $198,511,196)                             $   189,126,919
                                                              ===============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                          ENDED
                                         6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
CLASS I                                (UNAUDITED)        12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
Net asset value, beginning of period   $     15.28       $    19.08     $    22.67     $    22.70     $    19.76     $    15.80
                                       -----------       ----------     ----------     ----------     ----------     ----------
Increase (decrease) from investment
  operations:
  Net investment income (loss)         $      0.10       $     0.19     $     0.17     $     0.18     $     0.16     $     0.15
  Net realized and unrealized gain
    (loss) on investments                     0.99            (3.81)         (2.57)          0.10           2.97           3.96
                                       -----------       ----------     ----------     ----------     ----------     ----------
    Net increase (decrease) from
      investment operations            $      1.09       $    (3.62)    $    (2.40)    $     0.28     $     3.13     $     4.11
Distributions to shareowners:
  Net investment income                      (0.09)           (0.18)         (0.17)         (0.18)         (0.17)         (0.15)
  Net realized gain                              -                -          (1.02)         (0.13)         (0.02)             -
                                       -----------       ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
  asset value                          $      1.00       $    (3.80)    $    (3.59)    $    (0.03)    $     2.94     $     3.96
                                       -----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period         $     16.28       $    15.28     $    19.08     $    22.67     $    22.70     $    19.76
                                       ===========       ==========     ==========     ==========     ==========     ==========
Total return*                                 7.16%           19.03%        (10.85)%         1.22%         15.91%         26.12%
Ratio of net expenses to average
  net assets+                                 0.81%**          0.80%          0.74%          0.69%          0.70%          0.86%
Ratio of net investment income
  (loss) to average net assets+               1.26%**          1.09%          0.83%          0.78%          0.82%          0.97%
Portfolio turnover rate                         14%**            11%           7.0%            37%             8%             4%
Net assets, end of period
  (in thousands)                       $   138,967       $  141,892     $  199,160     $  222,107     $  204,927     $   89,860
Ratios with no waiver of management
  fees and assumption of expenses
  by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                0.81%**          0.80%          0.74%          0.69%          0.70%          0.87%
  Net investment income (loss)                1.26%**          1.09%          0.83%          0.78%          0.82%          0.96%
Ratios with waiver of management
  fees and assumption of expenses
  by PIM and reduction for fees
  paid indirectly:
  Net expenses                                0.81%**          0.80%          0.74%          0.69%          0.70%          0.86%
  Net investment income (loss)                1.26%**          1.09%          0.83%          0.78%          0.82%          0.97%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 6/30/03 (UNAUDITED)

                                                                                                           PIONEER
                                                                                                            FUND
                                                                                                        VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities loaned of $1,172,397) (cost $198,511,196)   $ 189,126,919
  Cash                                                                                                         52,168
  Cash held as collateral for futures contracts                                                                     -
  Foreign currencies, at value                                                                                      -
  Receivables -
    Investment securities sold                                                                                      -
    Fund shares sold                                                                                          296,685
    Variation margin                                                                                                -
    Dividends, interest and foreign taxes withheld                                                            214,001
    Forward foreign currency settlement contracts, net                                                              -
    Forward foreign currency portfolio hedge contracts, open-net                                                    -
  Due from Pioneer Investment Management, Inc.                                                                      -
  Other                                                                                                           548
                                                                                                        -------------
      Total assets                                                                                      $ 189,690,321
                                                                                                        -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                                                     $           -
    Fund shares repurchased                                                                                    72,937
    Dividends                                                                                                       -
    Upon return for securities loaned                                                                       1,199,885
    Variation margin                                                                                                -
    Forward foreign currency settlement contracts, net                                                              -
    Forward foreign currency portfolio hedge contracts,                                                             -
  Due to bank                                                                                                       -
  Due to affiliates                                                                                           134,053
  Accrued expenses                                                                                             56,712
  Other -                                                                                                       2,156
                                                                                                        -------------
      Total liabilities                                                                                 $   1,465,743
                                                                                                        -------------
NET ASSETS:
  Paid-in capital                                                                                       $ 230,257,508
  Accumulated net investment income (loss)                                                                     76,286
  Accumulated undistributed net realized gain (loss)                                                      (32,724,939)
  Net unrealized gain (loss) on:
    Investments                                                                                            (9,384,277)
    Futures contracts                                                                                               -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                                             -
                                                                                                        -------------
    Total net assets                                                                                    $ 188,224,578
                                                                                                        -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                            $ 138,967,353
  Shares outstanding                                                                                        8,533,545
                                                                                                        -------------
  Net asset value per share                                                                             $       16.28
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                            $  49,257,225
    Shares outstanding                                                                                      3,030,826
                                                                                                        -------------
    Net asset value per share                                                                           $       16.25

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                   PIONEER
                                                                    FUND
                                                                VCT PORTFOLIO

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $25,486)         $     1,738,249
  Interest (net of foreign taxes withheld of $0)                        45,195
  Income on securities loaned, net                                       2,208
  Other                                                                  2,341
                                                               ---------------
      Total investment income                                  $     1,787,993
                                                               ---------------
EXPENSES:
  Management fees                                              $       563,542
  Transfer agent fees                                                    1,902
  Distribution fees (Class II)                                          49,648
  Administrative fees                                                   43,872
  Custodian fees                                                        19,008
  Professional fees                                                     12,604
  Printing                                                              52,235
  Fees and expenses of nonaffiliated trustees                            1,597
  Miscellaneous                                                          6,740
                                                               ---------------
      Total expenses                                           $       751,148
      Less management fees waived and expenses assumed
       by Pioneer Investment Management, Inc.                                -
      Less fees paid indirectly                                              -
                                                               ---------------
      Net expenses                                             $       751,148
                                                               ---------------
        Net investment income (loss)                           $     1,036,845
                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                 $    (7,122,124)
   Futures contracts                                                         -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                    (870)
                                                               ---------------
                                                               $    (7,122,994)
                                                               ---------------
  Change in net unrealized gain or loss from:
   Investments                                                 $    18,438,612
   Futures contracts                                                         -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                       -
                                                               ---------------
                                                               $    18,438,612
                                                               ---------------
  Net gain (loss) on investments, futures contracts
   and foreign currency transactions                           $    11,315,618
                                                               ===============
  Net increase (decrease) in net assets resulting
   from operations                                             $    12,352,463
                                                               ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PIONEER FUND
                                                          VCT PORTFOLIO

                                                  SIX MONTHS
                                                     ENDED              YEAR
                                                    6/30/03             ENDED
                                                  (UNAUDITED)         12/31/02
FROM OPERATIONS:
Net investment income (loss)                    $     1,036,845    $     2,080,084
Net realized gain (loss) on investments              (7,122,994)       (18,575,951)
Change in net unrealized gain or loss
   on investments, futures contracts and
   foreign currency transactions                     18,438,612        (27,945,273)
                                                ---------------    ---------------
     Net increase (decrease) in net assets
       resulting from operations                $    12,352,463    $   (44,441,140)
                                                ---------------    ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                      $      (776,256)   $    (1,805,575)
   Class II                                            (195,191)          (263,066)
Net realized gain
   Class I                                                    -                  -
   Class II                                                   -                  -
Tax return of capital
   Class I                                                    -                  -
   Class II                                                   -                  -
                                                ---------------    ---------------
     Total distributions to shareowners         $      (971,447)   $    (2,068,641)
                                                ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $    21,145,375    $    54,299,089
Reinvestment of distributions                           971,450          2,068,642
Cost of shares repurchased                          (23,383,484)       (43,581,678)
                                                ---------------    ---------------
     Net increase (decrease) in net assets
       resulting from fund share transactions   $    (1,266,659)   $    12,786,053
                                                ---------------    ---------------
     Net increase (decrease) in net assets      $    10,114,357    $    33,723,728
                                                ---------------    ---------------

NET ASSETS:
Beginning of period                             $   178,110,221    $   211,833,949
                                                ---------------    ---------------
End of period                                   $   188,224,578    $   178,110,221
                                                ===============    ===============
Accumulated undistributed/(distributions in
   excess of) net investment income (loss)      $        76,286    $        10,888
                                                ===============    ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Fund Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Fund Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Fund VCT Portfolio had a capital loss carryforward of $20,927,218, which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $4,582,695 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                           PIONEER
                                            FUND
                                        VCT PORTFOLIO
                                            2002
--------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                         $    2,068,641
Long- Term capital gain                              -
                                        --------------
                                        $    2,068,641
Return of Capital                                    -
                                        --------------
  Total distributions                   $    2,068,641
                                        --------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income           $       10,888
Undistributed long-term gain                         -
Unrealized appreciation/depreciation       (27,914,921)
                                        --------------
  Total                                 $  (27,904,033)
                                        --------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $122,320 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $929 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $10,804 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $13,158,575 and $11,786,732, respectively.

                                                                                     NET
                                           GROSS              GROSS             APPRECIATION/
                      TAX COST          APPRECIATION       DEPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------------------------------
 Fund Portfolio     $ 198,603,228       $ 17,275,820      $ (26,752,129)        $ (9,476,309)

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

FUND PORTFOLIO                    '03 SHARES      '03 AMOUNT       '02 SHARES      '02 AMOUNT
---------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                          273,475     $   4,223,151        724,147     $  12,875,126
Reinvestment of distributions         49,898           776,259        108,860         1,805,576
Shares repurchased                (1,073,509)      (16,133,536)    (1,989,049)      (32,131,119)
                                ---------------------------------------------------------------
  Net increase                      (750,136)    $ (11,134,126)    (1,156,042)    $ (17,450,417)
                                ===============================================================
CLASS II:
Shares sold                        1,109,407     $  16,922,224      2,408,611     $  41,423,963
Reinvestment of distributions         12,487           195,191         16,342           263,066
Shares repurchased                  (465,505)       (7,249,948)      (715,895)      (11,450,559)
                                ---------------------------------------------------------------
  Net increase                       656,389     $   9,867,467      1,709,058     $  30,236,470
                                ===============================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13959-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund VCT Portfolio Class I Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.